Schedule of future minimum lease payments (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
2024	$ 96,030	$ 126,693
2025
Total future minimum lease payments	96,030	126,693
Less imputed interest	(2,131)	(2,812)
Present value of operating lease liabilities	93,899	123,881	$ 253,321
Less: current portion	(93,899)	(123,881)	(129,440)
Long-term portion			$ 123,881